Available-for-Sale Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities (Textual)
Available-for-sale securities	$ 25,681,848	$ 38,858,216
Other comprehensive income (loss)	(3,307,755)	(1,163,160)	$ (10,347,637)
Net unrealized losses	$ (13,176,368)	$ (4,652,640)	$ (41,390,549)